SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On October 1, 2025, the Company signed a new five-year lease agreement for office space in Fishers Indiana. The lessor and building owner is a related party owned by the Company’s CEO Dan O’Toole. Under the triple-net lease, the Company is responsible for monthly rent expense plus taxes, insurance and common area maintenance. The lease term is October 1, 2025 through September 30, 2030, with a monthly rent payment of $54,366.

On October 2, 2025 the Company was the plaintiff in a lawsuit filed in federal court in the Southern District of Indiana for misappropriation of trade secrets. Taft, Stettinius & Hollister, LLP is representing the Company in the matter. Since this matter is still in its initial stages, the Company is unable to predict the outcome at this time.

On October 6, 2025, the Company awarded 21,876 restricted stock units with a fair value of $108,942 to three independent board members for their services during the third quarter of 2025. These shares vest on September 30, 2026 and are expensed as compensation expense over the vesting period.

19. SUBSEQUENT EVENTS

Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued or are available to be issued. These events and transactions either provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the financial statements (that is, recognized subsequent events), or provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date (that is, non-recognized subsequent events).

The Company continues to raise capital from external investors.  Since December 31, 2024, the Company has issued 17,225 shares (on a post-reverse split basis) for $223,925 on a crowdfunding platform, as well as 4,000 shares (on a post-reverse split basis) to two accredited investors for $52,000.  The Company has also awarded 610,221 shares (on a post-reverse split basis) to directors and consultants in exchange for services.

The Company has evaluated subsequent events through March 12, 2025, which was the date that these financial statements were available for issuance.